Goodwill and Core Deposit Intangibles	12 Months Ended
Dec. 31, 2016
GOODWILL AND CORE DEPOSIT INTANGIBLES
GOODWILL AND CORE DEPOSIT INTANGIBLES

  9. GOODWILL AND CORE DEPOSIT INTANGIBLES

The Company reviews its goodwill for impairment annually, or more frequently, if indicators of impairment exist. At December 31, 2016 and 2015, management determined that goodwill, as reflected in the Company’s financial statements, was not impaired.  The most recent goodwill impairment test was as of December 31, 2016.  Subsequent to year end, management has determined that no triggering events have occurred that would result in impairment.

Changes in the carrying amount of goodwill and core deposit intangibles for the years ended December 31, 2016 and 2015 were as follows:

	Goodwill	Core Deposit Intangibles
	(Dollars in thousands)

Balance - December 31, 2014	$30,129	$4,148
Add - acquisition of Patriot	55,162	8,261
Less - amortization	-	(847)
Balance - December 31, 2015	$85,291	$11,562
Less - amortization	-	(1,587)
Balance - December 31, 2016	$85,291	$9,975

Amortization of core deposit intangibles was $1.6 million, $847 thousand and $303 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company initially records the total premium paid on acquisitions as goodwill.  After finalizing the valuation, core deposit intangibles are identified and reclassified from goodwill to core deposit intangibles on the balance sheet.  This reclassification has no effect on total assets, liabilities, shareholders’ equity, net income or cash flows.  The measurement period for the Company to determine the fair value of acquired identifiable assets and assumed liabilities will be at the end of the earlier of (1) twelve months from the date of acquisition or (2) as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the date of acquisition. The Company may record subsequent adjustments to goodwill for amounts undeterminable at acquisition date, such as deferred taxes and real estate valuations.

Core deposit intangibles are amortized on an accelerated basis over their estimated lives, which the Company believes is approximately two to seventeen years. The estimated future amortization expense for the core deposit intangibles remaining as of December 31, 2016 is as follows (dollars in thousands):

2017	$1,472
2018	1,196
2019	1,080
2020	992
2021	905
Thereafter	4,330
Total	$9,975